Acquisitions and disposals	12 Months Ended
Mar. 31, 2020
Acquisitions and disposals
Acquisitions and disposals

 27. Acquisitions and disposals

We completed a number of acquisitions and disposals during the year. The note below provides details of these transactions as well as those in the prior year. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation” to the consolidated financial statements.

Accounting policies

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to us. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree  and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.

Acquisition of interests from non-controlling shareholders

In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted is recognised in equity.

The aggregate cash consideration in respect of purchases in subsidiaries, net of cash acquired, is as follows:

	2020	2019
	€m	€m
Cash consideration paid
European Liberty Global Assets	10,313	—
Other acquisitions during the period	108	61
Net cash acquired	(126)	26
	10,295	87

European Liberty Global assets

On 31 July 2019, the Group completed the acquisition of a 100% interest in Unitymedia GmBH (‘Unitymedia’) and Liberty Global’s operations (excluding its ‘Direct Home’ business) in the Czech Republic (‘UPC Czech’), Hungary (‘UPC Hungary’) and Romania (‘UPC Romania’) for an aggregate net cash consideration of €10,313 million.  The primary reason for acquiring the businesses was to create a converged national provider of digital infrastructure in Germany, together with creating converged communications operators in the Czech Republic, Hungary and Romania.

The purchase price allocation is set out in the table below.

Fair value
€m
Net assets acquired
Identifiable intangible assets[1]	5,818
Property, plant and equipment[2]	4,737
Inventory	2
Trade and other receivables	856
Other investments	2
Cash and cash equivalents	109
Current and deferred taxation	(1,904)
Short and long-term borrowings	(9,527)
Trade and other payables	(1,066)
Post employment benefits	(40)
Provisions	(178)
Net identifiable liabilities acquired	(1,191)
Goodwill[3]	11,504
Total consideration[4]	10,313

Notes:

1	Identifiable intangible assets of €5,818 million consisted of customer relationships of €5,569 million, brand of €71 million and software of €178 million.
2	Includes Right-of-use assets.
3	The goodwill is attributable to future profits expected to be generated from new customers and the synergies expected to arise after the Group’s acquisition of the businesses.
4	Transaction costs of €46 million were charged to Other income and expense in the consolidated income statement in the year ended 31 March 2020.

From the date of acquisition, the acquired entities have contributed €1,993 million of revenue and a loss of €247 million towards the profit before tax of the Group. If the acquisition had taken place at the beginning of the financial year, revenue would have been €45,975 million and the profit before tax would have been €822 million.

Other acquisitions

During the year ended 31 March 2020 the Group completed certain acquisitions for an aggregate consideration of €276 million, of which €108 million has been paid in cash. The aggregate provisional fair values of goodwill, identifiable assets and liabilities of the acquired operations were €248 million, €113 million and €85 million, respectively.

Disposals

The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries that the Group has disposed of, and that have previously recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.

Vodafone New Zealand

On 31 July 2019, the Group sold its 100% interest in Vodafone New Zealand Limited (‘Vodafone New Zealand’) for consideration of NZD $3.4 billion (€2.0 billion). The table below summarises the net assets disposed and the resulting net gain on disposal of €1.1 billion.

€m
Goodwill	(243)
Other intangible assets	(155)
Property, plant and equipment[1]	(783)
Inventory	(29)
Trade and other receivables	(244)
Investments in associates and joint ventures	(4)
Current and deferred taxation	(11)
Short and long-term borrowings	215
Trade and other payables	261
Provisions	35
Net assets disposed	(958)
Net cash proceeds arising from the transaction	2,023
Other effects[2]	13
Net gain on transaction[3]	1,078

Notes:

1	Includes Right-of-use assets.
2	Includes €59 million of recycled foreign exchange losses.
3	Recorded within Other income and expense in the consolidated income statement.

Tower infrastructure in Italy

On 31 March 2020, the Group merged its passive tower infrastructure in Italy with Infrastrutture Wireless Italiane S.p.A. (‘INWIT’), creating the leading tower company in Italy (the ‘combination’).  As part of the combination, Vodafone received proceeds of €2,140 million and a 37.5% shareholding in the combined entity. As a result of the transaction, we no longer consolidate the tower assets and account for our interest as a joint venture using the equity method. We have also entered into an agreement to lease back space on the mobile base stations to locate network equipment (see note 20 “Leases”). The Group recognised a net gain on the combination of €3,356 million.

€m
Goodwill	(1,320)
Property, plant and equipment[1]	(548)
Trade and other receivables	(164)
Current and deferred taxation	44
Short and long-term borrowings	270
Trade and other payables	79
Provisions	40
Net assets contributed into INWIT	(1,599)
Fair value of investment in INWIT[2]	3,559
Net cash proceeds arising from the transaction	2,140
Restriction of gain (note 20)	(744)
Net gain on formation[3]	3,356

Notes:

1	Includes Right-of-use assets.
2

The fair value of €3,559 million comprises an investment of €3,345 million recorded within Investments in associates and joint ventures (note 12) and a dividend receivable of €214 million, recorded within Other receivables (note 14).

3	Recorded within Other income and expense in the consolidated income statement.

Vodafone Malta

On 31 March 2020, the Group sold its 100% interest in Vodafone Malta Limited (‘Vodafone Malta’) for consideration of €242 million. A net gain on disposal of €170 million has been recorded within Other income and expense in the consolidated income statement.

Vodafone Idea

On 31 August 2018, the Group combined the operations of its subsidiary, Vodafone India (excluding its 42% stake in Indus Towers), with Idea Cellular Limited (‘Idea’), to create Vodafone Idea Limited (‘Vodafone Idea’), a company jointly controlled by Vodafone and the Aditya Birla Group (‘ABG’).

As a result, the Group no longer consolidates its previous interest in Vodafone India which was presented within discontinued operations in the comparative period (see note 7 “Discontinued operations and assets and liabilities held for sale”) and now accounts for its 45.2% interest in Vodafone Idea as a joint venture using the equity method.

On disposal, Vodafone India was valued based on the number of shares the Group held in the merged entity post completion and the Idea share price on 31 August 2018 (INR 51.50). The value was also adjusted for the proceeds from the sale of the 4.8% stake in Vodafone Idea from the Vodafone Group to ABG. As the price per share and proceeds from the sale to ABG are readily observable and no further adjustments were made, the valuation is considered to be a “level 1” valuation as per IFRS 13. As a result of the transaction, the Group recognised a net loss of €3,420 million, including a loss on disposal of €1,276 million and a foreign exchange loss of €2,079 million.

€m
Other intangible assets	(6,138)
Property, plant and equipment	(3,091)
Trade and other receivables	(1,572)
Other investments	(6)
Cash and cash equivalents[3]	(751)
Current and deferred taxation	(2,790)
Short and long-term borrowings	7,896
Trade and other payables	1,669
Provisions	720
Net assets contributed into Vodafone Idea	(4,063)
Fair value of investment in Vodafone Idea[2]	2,467
Net cash proceeds arising from the transaction[3]	320
Other effects[1]	(2,144)
Net loss on formation of Vodafone Idea[2]	(3,420)

Notes:

1	Includes €2,079 million of recycled foreign exchange losses.
2	Includes a loss of €603 million related to the re-measurement of our retained interest in Vodafone Idea.
3	Included in Disposal of interests in subsidiaries, net of cash disposed within the consolidated statement of cash flows.